Description of Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Vesting Schedule	Vesting in Company contributions is based on years of service pursuant to the following vesting schedule. Participants who were part of acquired plans may have specific vesting schedules in accordance with those plans.

Years of service	Percentage
Less than 1 year	—%
1 year but less than 2	20%
2 years but less than 3	40%
3 years but less than 4	60%
4 years but less than 5	80%
5 years or more	100%